Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2022
Entity Registrant Name	CAPITAL GROUP PRIVATE CLIENT SERVICES FUNDS
Entity Central Index Key	0001474365
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 20, 2022
Document Effective Date	Jan. 01, 2023
Prospectus Date	Jan. 01, 2023
Capital Group California Core Municipal Fund | Share class
Prospectus:
Trading Symbol	CCCMX
Capital Group California Short-Term Municipal Fund | Share class
Prospectus:
Trading Symbol	CCSTX